Subsequent Events - Additional Information (Detail)		1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 01, 2021 shares	Jan. 31, 2021 $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Businesses
Subsequent Event [Line Items]
Cash paid for business acquisition | $				$ 17,000,000
Number of acquired businesses | Business | Businesses				2
Business acquisition, maximum contingent consideration | $				$ 14,200,000
Business combination holdback consideration payable | $				$ 1,400,000
Predecessor Company
Subsequent Event [Line Items]
"Interest earned funds held in trust account | $			$ 1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Restricted stock shares granted during the period	1,703,663
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Ronald Blalock [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement vesting term	1 year
Share based compensation by share based payment arrangement equity instrument other than options granted during the period	10,356
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Beverly Chase [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement vesting term	1 year
Share based compensation by share based payment arrangement equity instrument other than options granted during the period	10,356
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Coasta [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement vesting term	1 year
Share based compensation by share based payment arrangement equity instrument other than options granted during the period	10,356
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Elizabeth Munoz [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement vesting term	1 year
Share based compensation by share based payment arrangement equity instrument other than options granted during the period	10,356
Subsequent Event [Member] | Performance Shares [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arangement equity instruments other than options vested		5,000,000
Share price | $ / shares		$ 12.00
Number of trading days		20 days
Number Of Consecutive Trading Days		30 days
Subsequent Event [Member] | Performance Shares [Member] | Topco [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arangement equity instruments other than options vested		5,000,000
Share price | $ / shares		$ 12.00
Number of trading days		20 days
Number Of Consecutive Trading Days		30 days
Subsequent Event [Member] | One Lakh And Twenty Thousand Shares Tranche [Member]
Subsequent Event [Line Items]
Restricted stock shares granted during the period	125,000
Subsequent Event [Member] | Remaining Share Tranche [Member]
Subsequent Event [Line Items]
Vesting percentage description		Common Stock are scheduled to vest in two equal tranches on the first and second anniversaries of the grant date. The remaining RSUs are scheduled to vest in three equal tranches, and a tranche shall vest on each of the first, second and third anniversaries of the grant date.
Subsequent Event [Member] | Two Thousand And Twenty Incentive Award Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement number of shares authorized	2,557,188
Share based compensation by share based payment arrangement vesting term	3 years
Subsequent Event [Member] | Maximum [Member] | Two Thousand And Twenty Incentive Award Plan [Member]
Subsequent Event [Line Items]
Vesting Percentage		150.00%
Subsequent Event [Member] | Minimum [Member] | Two Thousand And Twenty Incentive Award Plan [Member]
Subsequent Event [Line Items]
Vesting Percentage		0.00%